FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	$ 639	$ 1,228
Employees and payroll accruals		861	1,869
Other payables		449	1,079
Leases liability		2,361	2,800
Liabilities in respect of government grants		4,005	6,029
Total Financial Liabilities		8,315	13,005
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	639	1,228
Employees and payroll accruals		861	1,869
Other payables		449	1,079
Leases liability		683	679
Liabilities in respect of government grants		56	323
Total Financial Liabilities		2,688	5,178
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		524	566
Liabilities in respect of government grants		142	392
Total Financial Liabilities		666	958
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		429	449
Liabilities in respect of government grants		254	336
Total Financial Liabilities		683	785
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		384	394
Liabilities in respect of government grants		295	462
Total Financial Liabilities		679	856
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		341	374
Liabilities in respect of government grants		495	632
Total Financial Liabilities		836	1,006
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	[1]	0	0
Employees and payroll accruals		0	0
Other payables		0	0
Leases liability		0	338
Liabilities in respect of government grants		2,763	3,884
Total Financial Liabilities		$ 2,763	$ 4,222

[1]	The Company’s trade payables are settled under the customary payment terms applicable in the relevant markets.